Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 28, 2016
Registrant Name	USA MUTUALS
Central Index Key	0001137095
Amendment Flag	false
Document Creation Date	Dec. 28, 2016
Document Effective Date	Dec. 30, 2016
Prospectus Date	Dec. 30, 2016
USA Mutuals/Carbon Beach Deep Value Fund | USA Mutuals/Carbon Beach Deep Value Fund - Institutional Class
Prospectus:
Trading Symbol	DEEPX